Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	$ 1,173	$ 1,452
Amounts recognised directly in OCI	295	60
Gross deferred tax liabilities	1,468	1,512
Set-off of deferred tax assets and deferred tax liabilities	(1,378)	(1,386)
Net deferred tax liabilities	90	126	$ 44
Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	296	253
Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	610	933
Life insurance assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits		43
All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	267	223
Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI	214	51
Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	81	9
Parent Entity
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	1,042	1,304
Amounts recognised directly in OCI	269	60
Gross deferred tax liabilities	1,311	1,364
Set-off of deferred tax assets and deferred tax liabilities	(1,311)	(1,364)
Net deferred tax liabilities		0	$ 0
Parent Entity | Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	290	232
Parent Entity | Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	541	864
Parent Entity | All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	211	208
Parent Entity | Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI	211	51
Parent Entity | Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	$ 58	$ 9